STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Au10tix Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2021	199,875	$0.01	5.5 years
Options granted	-	-
Options exercised	-	-
Options transferred to AU10TIX Technologies B.V.	199,875	0.01
Options outstanding, end of the year	-	$-	-

Options exercisable, as of December 31, 2022	-

AU10TIX Technologies B.V [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2021	30,000	$26.46
Options granted	193,000	0.59
Options exercised	-	-
Options transferred from AU10TIX Limited	199,875	0.01
Forfeited	(54,000)	15.25
Options outstanding, end of the year	368,875	$0.23	5 years

Options exercisable, as of December 31, 2022	282,625